VY® Invesco Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.9%
		Communication Services: 6.8%
11,733	(1)	Charter Communications, Inc.	$4,195,838	1.1
136,064		Comcast Corp. – Class A	5,158,186	1.3
22,698	(1)	Meta Platforms, Inc.	4,810,614	1.3
46,054	(1)	T-Mobile US, Inc.	6,670,462	1.7
53,046	(1)	Walt Disney Co.	5,311,496	1.4
			26,146,596	6.8

		Consumer Discretionary: 7.5%
50,224	(1)	Amazon.com, Inc.	5,187,637	1.3
1,416	(1)	Booking Holdings, Inc.	3,755,812	1.0
236,500		General Motors Co.	8,674,820	2.3
85,679	(1)	Las Vegas Sands Corp.	4,922,258	1.3
78,296		TJX Cos., Inc.	6,135,275	1.6
			28,675,802	7.5

		Consumer Staples: 6.1%
117,337		Diageo PLC	5,236,684	1.4
70,092		Kraft Heinz Co.	2,710,458	0.7
67,213		Philip Morris International, Inc.	6,536,464	1.7
59,785		Sysco Corp.	4,617,195	1.2
115,101	(1)	US Foods Holding Corp.	4,251,831	1.1
			23,352,632	6.1

		Energy: 10.3%
36,283		Chevron Corp.	5,919,934	1.5
112,988		ConocoPhillips	11,209,540	2.9
75,692		Devon Energy Corp.	3,830,772	1.0
88,941		Exxon Mobil Corp.	9,753,270	2.6
35,815		Phillips 66	3,630,925	1.0
24,667		Pioneer Natural Resources Co.	5,037,988	1.3
			39,382,429	10.3

		Financials: 20.6%
25,951		American Express Co.	4,280,617	1.1
161,379		American International Group, Inc.	8,127,046	2.1
316,661		Bank of America Corp.	9,056,505	2.4
70,385		Charles Schwab Corp.	3,686,766	1.0
181,377		Citizens Financial Group, Inc.	5,508,419	1.4
41,519	(1)	Fiserv, Inc.	4,692,893	1.2
19,907		Goldman Sachs Group, Inc.	6,511,779	1.7
94,596		KKR & Co., Inc.	4,968,182	1.3
62,957		Morgan Stanley	5,527,625	1.5
54,746	(1)	PayPal Holdings, Inc.	4,157,411	1.1
28,835		PNC Financial Services Group, Inc.	3,664,929	1.0
339,911		Wells Fargo & Co.	12,705,873	3.3
24,523		Willis Towers Watson PLC	5,698,655	1.5
			78,586,700	20.6

		Health Care: 18.0%
103,335		Bristol-Myers Squibb Co.	7,162,149	1.9
58,143	(1)	Centene Corp.	3,675,219	1.0
22,849		Cigna Corp.	5,838,605	1.5
43,678		CVS Health Corp.	3,245,712	0.8
6,075		Elevance Health, Inc.	2,793,346	0.7
35,852	(1)	GE HealthCare Technologies, Inc.	2,940,940	0.8
163,720		GSK PLC	2,892,806	0.8
51,285		Johnson & Johnson	7,949,175	2.1
8,569		McKesson Corp.	3,050,992	0.8
76,562		Medtronic PLC	6,172,428	1.6
75,224		Merck & Co., Inc.	8,003,081	2.1
74,886		Sanofi	8,123,573	2.1
25,512		Universal Health Services, Inc.	3,242,575	0.8
28,098		Zimmer Biomet Holdings, Inc.	3,630,262	1.0
			68,720,863	18.0

		Industrials: 11.9%
193,695		CSX Corp.	5,799,228	1.5
40,719		Emerson Electric Co.	3,548,254	0.9
46,400		Ferguson PLC	6,206,000	1.6
124,355		Johnson Controls International plc	7,488,658	2.0
26,072		Parker Hannifin Corp.	8,763,060	2.3
60,846		Raytheon Technologies Corp.	5,958,649	1.6
37,338		Stanley Black & Decker, Inc.	3,008,696	0.8
63,830		Textron, Inc.	4,508,313	1.2
			45,280,858	11.9

		Information Technology: 11.1%
137,554		Cisco Systems, Inc.	7,190,635	1.9
83,420		Cognizant Technology Solutions Corp.	5,082,781	1.3
102,354		Intel Corp.	3,343,905	0.9
8,689		Lam Research Corp.	4,606,213	1.2
44,163		Micron Technology, Inc.	2,664,795	0.7
22,888		NXP Semiconductor NV - NXPI - US	4,268,040	1.1
34,863		Qualcomm, Inc.	4,447,821	1.1
18,510	(1)	Salesforce, Inc.	3,697,928	1.0
35,787	(1)	Splunk, Inc.	3,431,258	0.9
29,068		TE Connectivity Ltd.	3,812,268	1.0
			42,545,644	11.1

		Materials: 1.9%
178,895		Barrick Gold Corp.	3,322,080	0.9
66,199		Corteva, Inc.	3,992,462	1.0
			7,314,542	1.9

		Real Estate: 2.3%
120,636	(1)	CBRE Group, Inc.	8,783,507	2.3

		Utilities: 1.4%
35,672		American Electric Power Co., Inc.	3,245,795	0.8
54,155		Exelon Corp.	2,268,553	0.6
			5,514,348	1.4

	Total Common Stock
	(Cost $324,079,133)		374,303,921	97.9

VY® Invesco Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.9%
	Mutual Funds: 1.9%
7,222,531	(2) BlackRock Liquidity Funds, FedFund, Institutional Class, 4.720%
	(Cost $7,222,531)	$7,222,531	1.9

	Total Short-Term Investments
	(Cost $7,222,531)	7,222,531	1.9

	Total Investments in Securities (Cost $331,301,664)	$381,526,452	99.8
	Assets in Excess of Other Liabilities	787,627	0.2
	Net Assets	$382,314,079	100.0

(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of March 31, 2023.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2023
Asset Table
Investments, at fair value
Common Stock
Communication Services	$26,146,596	$–	$–	$26,146,596
Consumer Discretionary	28,675,802	–	–	28,675,802
Consumer Staples	18,115,948	5,236,684	–	23,352,632
Energy	39,382,429	–	–	39,382,429
Financials	78,586,700	–	–	78,586,700
Health Care	57,704,484	11,016,379	–	68,720,863
Industrials	45,280,858	–	–	45,280,858
Information Technology	42,545,644	–	–	42,545,644
Materials	7,314,542	–	–	7,314,542
Real Estate	8,783,507	–	–	8,783,507
Utilities	5,514,348	–	–	5,514,348
Total Common Stock	358,050,858	16,253,063	–	374,303,921
Short-Term Investments	7,222,531	–	–	7,222,531
Total Investments, at fair value	$365,273,389	$16,253,063	$–	$381,526,452
Other Financial Instruments+
Forward Foreign Currency Contracts	–	278	–	278
Total Assets	$365,273,389	$16,253,341	$–	$381,526,730
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(103,401)	$–	$(103,401)
Total Liabilities	$–	$(103,401)	$–	$(103,401)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

VY® Invesco Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

At March 31, 2023, the following forward foreign currency contracts were outstanding for VY® Invesco Growth and Income Portfolio:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP 73,860	USD 90,970	State Street Bank and Trust Co.	04/28/23	$189
USD 87,661	EUR 80,824	State Street Bank and Trust Co.	04/28/23	(111)
USD 158,817	EUR 146,207	State Street Bank and Trust Co.	04/28/23	42
USD 301,998	EUR 280,043	State Street Bank and Trust Co.	04/28/23	(2,116)
USD 85,542	EUR 78,728	State Street Bank and Trust Co.	04/28/23	47
USD 126,968	GBP 103,325	State Street Bank and Trust Co.	04/28/23	(557)
USD 5,430,917	EUR 5,030,649	State Street Bank and Trust Co.	04/28/23	(32,146)
USD 68,707	GBP 56,319	State Street Bank and Trust Co.	04/28/23	(803)
USD 5,836,862	GBP 4,784,039	State Street Bank and Trust Co.	04/28/23	(67,668)
				$(103,123)

Currency Abbreviations
EUR	-	EU Euro
GBP	-	British Pound
USD	-	United States Dollar

At March 31, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $333,159,950.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$67,366,233
Gross Unrealized Depreciation	(19,102,854)
Net Unrealized Appreciation	$48,263,379